Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities

	September 30,	December 31,
	2013	2012
	(Unaudited)
Compensation and benefits	$402,583	$39,344
Deferred rent	35,664	30,354
Professional fees	130,125	163,500
Other accrued expenses	12,851	6,851
Total accrued expenses and other current liabilities	$581,223	$240,049

	December 31,	December 31,
	2013	2012
Compensation and benefits	$499,500	$39,344
Deferred rent	37,463	30,354
Professional fees	134,179	163,500
Other accrued expenses	-	6,851
Total accrued expenses and other current liabilities	$671,142	$240,049